Assets and Liabilities Measured at Fair Value - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value	$ 473	$ 541
Less amounts classified as current assets	(92)	(103)
Investments of insurance subsidiaries	381	438
Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability		8
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value	96	125
Less amounts classified as current assets	(92)	(103)
Investments of insurance subsidiaries	4	22
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value	377	416
Investments of insurance subsidiaries	377	416
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability		8
Debt Securities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value	377	416
Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value	377	416
Money Market Funds [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value	96	125
Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value	$ 96	$ 125